Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	50.00%	50.00%	50.00%
IncomeTaxExpenseBenefit | $		$ 10,000
Taxable income exempted from income tax | $		190,000
Additional paid in capital	$ 8,424,584			$ 11,292,123		$ 11,292,123
Gross profit	$ 1,728,523	$ 2,316,914		$ 2,386,061	$ 1,371,553
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	24.00%	24.00%	24.00%
IncomeTaxExpenseBenefit			RM 600,000
Additional paid in capital							RM 2,500,000
Gross profit			50,000,000
IncomeTaxExpenseBenefit			RM 600,000
Minimum [Member] | SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	17.00%	17.00%	17.00%
Minimum [Member] | MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	17.00%	17.00%	17.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	24.00%	24.00%	24.00%
Maximum [Member] | SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	75.00%	75.00%	75.00%